15. Intangible assets (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Slots [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 1,038,900	R$ 1,038,900
Book value - CGU	1,038,900	1,038,900
Value in use	R$ 15,158,551	R$ 5,069,156
Pre-tax discount rate	13.94%	14.50%
Perpetuity growth rate	3.50%	3.50%
Gol Linhas Aereas S.A. ("GLA") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 325,381	R$ 325,381
Book value - CGU	(275,500)	1,061,177
Value in use	R$ 23,058,697	R$ 15,206,092
Pre-tax discount rate	14.91%	15.46%
Perpetuity growth rate	3.50%	3.50%
Smiles S.A. ("Smiles") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 216,921	R$ 216,921
Book value - CGU	602,740	395,105
Value in use	R$ 7,005,622	R$ 5,464,287
Pre-tax discount rate	16.95%	19.26%
Perpetuity growth rate	3.50%	3.50%